RELATED PARTY TRANSACTIONS (Details Narrative) - Genesis Unicorn Capital Corp [Member] - USD ($)								1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 27, 2023	Mar. 01, 2023	Feb. 14, 2023	Feb. 17, 2022	Nov. 19, 2021	Oct. 27, 2021	Mar. 15, 2021	Feb. 28, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	May 17, 2023	Feb. 17, 2023	Oct. 12, 2022	Mar. 31, 2022	Dec. 31, 2021	Feb. 23, 2021
Related Party Transaction [Line Items]
Repayment of promissory note related party												$ 183,753
Total payment											1,634,120
Accrued expense related party													$ 10,000
Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Admistration support expense									30,000	$ 30,000	60,000	$ 45,000
Administrative Support Agreement [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Sponsor for services											10,000
Promissory Note [Member]
Related Party Transaction [Line Items]
Aggregate amouont																			$ 300,000
Short-term debt																		$ 174,147
Aditional,Short-term debt																	$ 9,606
Second Promissory Note [Member]
Related Party Transaction [Line Items]
Aggregate amouont									2,200,000		2,200,000
Short-term debt									$ 2,450,000		2,450,000		250,000			$ 500,000
Total payment											$ 1,634,120
IPO [Member]
Related Party Transaction [Line Items]
Number of shares issued				8,625,000
Share price				$ 10.00					$ 10.00		$ 10.00			$ 0.20	$ 0.20
Shares not subject to forfeiture								281,250
IPO [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Repayment of promissory note related party				$ 183,753
Debt maturity date				Feb. 25, 2022
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of shares issued				1,125,000
Share price									10.00		10.00
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Number of shares issued						30,000	20,000
Scientific Advisor [Member]
Related Party Transaction [Line Items]
Number of shares issued						5,500	2,500
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Number of shares issued						10,000
Chief Scientific Officer [Member]
Related Party Transaction [Line Items]
Number of shares issued						17,500
Two Independent Directors [Member]
Related Party Transaction [Line Items]
Number of shares issued						30,000
Two Independent Directors [Member]
Related Party Transaction [Line Items]
Number of shares issued						25,000
Strategic and Scientific Advisor [Member]
Related Party Transaction [Line Items]
Number of shares issued						15,000
Sponsor [Member]
Related Party Transaction [Line Items]
Share price									12.50		12.50
Common stock shares canceled during the period					718,750
Underwriters [Member] | Over-Allotment Option [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Share price									$ 0.20		$ 0.20
Deposits									$ 1,725,000		$ 1,725,000
Underwriters [Member] | Over-Allotment Option [Member] | Revision of Prior Period, Adjustment [Member]
Related Party Transaction [Line Items]
Share price									$ 0.40		$ 0.40
Deposits									$ 3,450,000		$ 3,450,000
Common Class B [Member]
Related Party Transaction [Line Items]
Number of shares issued			2,156,250
Common Class B [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Forfeiture of shares											281,250
Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Number of shares issued							2,875,000
Stock issued during period value							$ 25,000
Share price							$ 0.012
Sponsor [Member]
Related Party Transaction [Line Items]
Common stock shares canceled during the period					718,750
Debt conversion price per share									$ 10.00		$ 10.00
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Sponsor loan	$ 4,500,000
Sponsor [Member] | Second Promissory Note [Member]
Related Party Transaction [Line Items]
Short-term debt													$ 250,000
Sponsor loan		$ 2,000,000
Sponsor [Member] | Second Promissory Note [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Sponsor loan		$ 2,000,000
Sponsor [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, conversion of units											$ 1,500,000
Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Number of shares issued							2,875,000				2,156,250		2,156,250
Stock issued during period value							$ 25,000
Share price							$ 0.012